Trade and Other Receivables - Summary of Changes in Summary of Changes in Provision for Impairment (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Trade receivables [member]
Disclosure of financial assets [line items]
Beginning balance	₩ 327,315	₩ 295,319
Provision	82,329	89,097
Changes in the scope of consolidation	416	3,211
Write-off or transfer out	(62,564)	(60,598)
Others	2,229	286
Ending balance	349,725	327,315
Other receivables [member]
Disclosure of financial assets [line items]
Beginning balance	204,604	83,680
Provision	23,015	50,860
Changes in the scope of consolidation	(300)	87,614
Reversal	(508)	(890)
Write-off or transfer out	(25,900)	(25,067)
Others	476	8,407
Ending balance	₩ 201,387	₩ 204,604